Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities and Other Information Related to Leases

The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets.

	December 31, 2024	June 30, 2025
	RMB	RMB
Right of use assets	1,637,903	1,170,419

Operating lease liabilities, current	902,610	875,003
Operating lease liabilities, noncurrent	688,333	231,198
Total operating lease liabilities	1,590,942	1,106,201

Cash flow information related to leases consists of the following:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Operating cash payments for operating leases	1,792,253	1,327,231
Right-of-use assets obtained in exchange for operating lease liabilities	5,817,299	—

Other information about the Company’s leases is as follows:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Weighted average remaining lease term (years)	1.86	1.36
Weighted average discount rate	3.1%	3.1%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2025:

RMB
For the six months ending December 31, 2025	489,443
Year ending December 31, 2026	697,131
Total lease payments	1,186,574
Less: Imputed interest	(80,373)
Present value of lease liabilities	1,106,201